Loans Receivable, Net	12 Months Ended
Dec. 31, 2011
Loans Receivable, Net [Abstract]
Loans Receivable, Net

NOTE 4 Loans Receivable, Net

A summary of loans receivable at December 31 is as follows:

(Dollars in thousands)	2011	2010
Residential real estate loans:
1-4 family conventional	$118,524	128,087
1-4 family FHA	494	399
1-4 family VA	48	49

	119,066	128,535

Commercial real estate:
Lodging	31,905	34,447
Retail/office	80,436	86,768
Nursing home/health care	6,455	5,512
Land developments	45,197	72,810
Golf courses	8,326	8,161
Restaurant/bar/café	3,102	2,684
Alternative fuel plants	18,882	31,123
Warehouse	16,555	17,197
Construction:
1-4 family builder	4,926	10,684
Multi family	1,156	3,874
Commercial real estate	4,840	693
Manufacturing	8,557	8,538
Churches/community service	6,058	6,132
Multi family	35,517	48,266
Other	18,002	19,502

	289,914	356,391

Consumer:
Autos	404	604
Home equity line	41,429	44,933
Home equity	13,426	17,840
Consumer — secured	1,409	1,304
Land/lot loans	2,723	2,510
Savings	576	534
Mobile home	657	764
Consumer — unsecured	1,537	2,114

	62,161	70,603

Commercial business	109,259	153,039

Total loans	580,400	708,568
Less:
Unamortized discounts	93	413
Net deferred loan fees	511	1,086
Allowance for loan losses	23,888	42,828

Total loans receivable, net	$555,908	664,241

Commitments to originate or purchase loans	$5,925	629
Commitments to deliver loans to secondary market	$7,263	3,413
Weighted average contractual rate of loans in portfolio	5.52%	5.52%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $5.9 million and $0.6 million as of December 31, 2011 and 2010, respectively. The interest rates on these loan commitments ranged from 3.00% to 6.79% at December 31, 2011 and from 3.88% to 5.13% at December 31, 2010.

The aggregate amounts of loans to executive officers and directors of the Company was $4.0 million at December 31, 2011 and $4.1 million at December 31, 2010 and December 31, 2009. During 2011, repayments on loans to executive officers and directors were $86,000, new loans to executive officers and directors totaled $665,500 and sales of executive officer and director loans were $415,500. During 2010, the only activity was $12,000 in repayments on loans to executive officers and directors. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties.

At December 31, 2011, 2010 and 2009, the Company was servicing loans for others with aggregate unpaid principal balances of approximately $417.4 million, $508.0 million and $566.0 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota and Iowa. At December 31, 2011 and 2010, the Company had in its portfolio single-family and multi-family residential loans located in the following states:

	2011		2010
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$4,664	3.9%	$4,684	3.6%
Minnesota	109,632	92.1	118,305	92.0
Wisconsin	2,130	1.8	1,879	1.5
Other states	2,640	2.2	3,667	2.9

Total	$119,066	100.0%	$128,535	100.0%

Amounts under one million dollars in both years are included in “Other states”.

At December 31, 2011 and 2010, the Company had in its portfolio commercial real estate loans located in the following states:

	2011		2010
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
California	$4,943	1.7%	$4,916	1.4%
Florida	2,792	1.0	2,855	0.8
Idaho	4,423	1.5	4,483	1.3
Indiana	7,206	2.5	7,694	2.2
Iowa	6,139	2.1	11,160	3.1
Kansas	1,036	0.4	1,064	0.3
Minnesota	244,798	84.4	303,101	85.0
Nebraska	0	0.0	4,994	1.4
North Carolina	7,075	2.4	7,303	2.0
Tennessee	326	0.1	1,700	0.5
Utah	1,324	0.5	1,414	0.4
Wisconsin	8,413	2.9	5,087	1.4
Other states	1,439	0.5	620	0.2

Total	$289,914	100.0%	$356,391	100.0%

Amounts under one million dollars in both years are included in “Other states”.